Deutsche Investment Management Americas Inc.

Two International Place

Boston, MA 02110

January 6, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

RE:	Scudder Pathway Series: Pathway Conservative Portfolio, Pathway Moderate Portfolio and Pathway
Growth Portfolio, (the “Portfolios”) each a series of Scudder Pathway Series (the “Trust”)
(Reg. Nos. 33-86070, 811-8606)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify on behalf of the Scudder Pathway Series that the Prospectuses and Statements of Additional Information dated January 1, 2004 for the Portfolios that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 16 filed electronically on December 30, 2003.

Any comments or questions on this filing should be directed to Jeanne Carroll at 617-295-2592.

Very truly yours,

/s/ Jeanne D. Carroll

Jeanne D. Carroll

Assistant Vice President

Deutsche Investment Management Americas Inc.

Cc:	Lisa Larkin, Esq. Ropes & Gray

John Mello, Esq. Ropes & Gray